Note 15 - Share-based Compensation and Employee Benefit Plans - Weighted Average Assumptions (Details)	3 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 24, 2017	Mar. 31, 2018	Mar. 25, 2017
Dividend yield
Expected volatility	92.55%		91.00%	99.00%
Risk-free interest rate	2.82%		2.40%	1.45%
Expected term (Year)	8 years 131 days		8 years 127 days	8 years 131 days